Consolidated Statements of Profit and Loss and Other Comprehensive Income - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Net revenues	$ 58,050,025	$ 52,020,303	$ 46,229,049
Cost of sales	(47,502,959)	(42,635,071)	(36,847,508)
Gross profit	10,547,066	9,385,232	9,381,541
General, selling and administrative expenses	(5,423,379)	(4,847,858)	(4,323,374)
Other income (expenses), net	167,642	260,202	(4,640)
Operating income	5,291,329	4,797,576	5,053,527
Finance income	1,087,641	969,174	593,845
Finance costs	(340,091)	(172,154)	(147,292)
Net finance income	747,550	797,020	446,553
Profit before income taxes	6,038,879	5,594,596	5,500,080
Income taxes	1,084,444	1,643,433	1,680,560
Profit for the year	4,954,435	3,951,163	3,819,520
Items that may be reclassified subsequently to profit or loss:
Currency translation effect	(197,636)	755,218	502,332
Items that will not be reclassified subsequently to profit or loss:
Actuarial remeasurements	(17,377)	14,888	(25,944)
Income taxes related to actuarial remeasurements	5,213	(4,466)	7,783
Other comprehensive income	(209,800)	765,640	484,171
Comprehensive income for the year	4,744,635	4,716,803	4,303,691
Profit attributable to:
Controlling interest	4,948,242	3,946,634	3,812,840
Non-controlling interest	6,193	4,529	6,680
Profit for the year	4,954,435	3,951,163	3,819,520
Comprehensive income attributable to:
Controlling interest	4,738,442	4,712,274	4,297,011
Non-controlling interest	6,193	4,529	6,680
Comprehensive income for the year	$ 4,744,635	$ 4,716,803	$ 4,303,691
Weighted average outstanding shares	599,997,696	599,979,844	599,631,383
Basic and diluted earnings per share	$ 8.25	$ 6.58	$ 6.36